Submission	Aug. 31, 2024
Submission [Line Items]
Central Index Key	0001618921
Registrant Name	WALGREENS BOOTS ALLIANCE, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES